Note 11 - Accrued Liabilities - Accrued Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018
Accrued compensation and benefits	$ 16,771	$ 14,234
Accrued professional fees	1,137	1,107
Other accrued liabilities	11,484	10,197
	$ 29,392	$ 25,538